PRINCIPAL ACCOUNTING POLICIES - Exercisable options price range (Details) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 $ / shares
Other disclosures
Unrecognized compensation cost | $		$ 396
Weighted average recognized period	2 years 3 months 18 days	2 years 3 months 18 days
Proceeds from exercise of share options	¥ 399	$ 56	¥ 179		¥ 307
After Share Subdivision
Other disclosures
Weighted average fair value of options granted (in dollars per share) | $ / shares		$ 25.61		$ 10.14		$ 19.94